Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Research and development, net	$ 27,020	$ 26,424	$ 20,890
Marketing expenses	2,349	1,924	974
General and administrative	6,673	7,332	10,272
Total operating loss	36,042	35,680	32,136
Financial expenses (income), net	(4,298)	(6,539)	1,606
Loss before taxes on income	31,744	29,141	33,742
Tax on income	6	16	20
Net loss	31,750	29,157	33,762
Net comprehensive loss	$ 31,750	$ 29,157	$ 33,762
Net loss per share, basic (in Dollars per share)	$ (0.45)	$ (0.42)	$ (0.53)
Net loss per share, diluted (in Dollars per share)	$ (0.45)	$ (0.42)	$ (0.53)
Weighted-average shares used in computing net loss per share, basic (in Shares)	69,927,566	69,377,922	63,534,875
Weighted-average shares used in computing net loss per share, diluted (in Shares)	69,927,566	69,377,922	63,534,875